Schedules of Investments – IQ Short Duration Enhanced Core Bond U.S. ETF
July 31, 2020 (unaudited)

	Shares	Value

Investment Companies — 100.0%

High Yield Corporate Bond Funds — 8.5%
iShares 0-5 Year High Yield Corporate Bond ETF	4,143	$184,074
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,009	130,484

Total High Yield Corporate Bond Funds		314,558

Investment Grade Corporate Bond Funds — 91.5%
iShares 0-5 Year Investment Grade Corporate Bond ETF	4,515	236,089
Vanguard Short-Term Corporate Bond ETF	37,595	3,124,145

Total Investment Grade Corporate Bond Funds		3,360,234

Total Investment Companies
(Cost $3,639,705)		3,674,792
Total Investments — 100.0%
(Cost $3,639,705)		3,674,792
Other Assets and Liabilities, Net — (0.0)%(a)		(1,406)
Net Assets — 100.0%		$3,673,386

(a)	Less than 0.05%.

Schedules of Investments – IQ Short Duration Enhanced Core Bond U.S. ETF (continued)
July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Investment Companies	$3,674,792	$–	$–	$3,674,792
Total Investments in Securities	$3,674,792	$–	$–	$3,674,792

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.